Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of voluntary change in accounting policy [Line Items]
non-cancellable operating lease commitments	$ 3,000,000
Top of range [Member]
Disclosure of voluntary change in accounting policy [Line Items]
Estimated useful life of intangible assets	20 years